TREASURYSTOCK	12 Months Ended
Sep. 30, 2015
Equity [Abstract]
Treasury Stock [Text Block]
17.	TREASURYSTOCK

During the year ended September 30, 2007, the Company repurchased 498,851 common stock of the Company with a total cost of RMB29,377 under the approval of the Board of Directors. In February 2013, the board of directors approved a share repurchase program for open market and negotiated re-purchase transactions for a 12 month period in the amount of up to USD$5 million, under which 611,386, 167,385 and nil shares with a total cost of RMB6,286 and RMB1,786 and nil were bought in the NASDAQ market during the years ended September 30, 2013, 2014 and 2015, respectively, in compliance with U.S. securities laws. The Company recorded the entire purchase price of the treasury stock as a reduction of equity.